Reinsurance (Tables)	12 Months Ended
Dec. 31, 2016
Reinsurance Disclosures [Abstract]
Ceded reinsurance
Assumed, ceded and net amounts for the years ended December 31, 2016, 2015 and 2014 were as follows (in thousands of U.S. dollars):

	Premiums Written	Premiums Earned	Losses and Loss Expenses
2016
Assumed	$5,356,942	$5,343,831	$3,412,648
Ceded	403,472	374,235	164,557
Net	$4,953,470	$4,969,596	$3,248,091

2015
Assumed	$5,547,525	$5,570,321	$3,215,665
Ceded	317,977	301,143	58,245
Net	$5,229,548	$5,269,178	$3,157,420

2014
Assumed	$5,932,003	$5,824,398	$3,503,060
Ceded	212,119	215,203	40,290
Net	$5,719,884	$5,609,195	$3,462,770